CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 6,156	$ 19,944	$ 20,291	$ 41,630
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,589	5,268	10,912	10,536
Equity in losses (earnings) of joint ventures	1,575	(5,111)	1,223	(14,481)
Changes in accrued interest income on advances to joint ventures	(73)	(63)	(143)	(134)
Amortization of deferred debt issuance cost and fair value of debt assumed	639	176	1,115	363
Amortization in revenue for above market contract	905	905	1,800	1,800
Expenditure for drydocking	(2,862)	0	(2,862)	0
Gain (loss) on debt extinguishment	0	0	(1,030)	0
Changes in accrued interest expense	(628)	(982)	2,178	(522)
Receipts from repayment of principal on direct financing lease	1,030	0	2,038	0
Unrealized foreign exchange losses (gains)	52	201	50	141
Gain (loss) on the settlement of the derivatives	0	0	(199)	0
Proceeds from settlement of derivatives	0	0	1,398	0
Unrealized loss (gain) on derivative instruments	24	(544)	6	(1,175)
Non-cash revenue: tax paid directly by charterer	(220)	(214)	(422)	(412)
Non-cash income tax expense: tax paid directly by charterer	220	214	422	412
Deferred tax expense and provision for tax uncertainty	910	1,426	1,973	2,931
Issuance of units for Board of Directors' fees	155	160	155	160
Other adjustments	159	114	264	162
Changes in working capital:
Trade receivables	973	2,089	(3,209)	3,156
Inventory	185	9	185	19
Prepaid expenses and other receivables	1,179	(492)	(623)	(1,104)
Trade payables	(130)	(218)	(48)	250
Amounts due to owners and affiliates	1,862	(2,222)	3,237	(807)
Value added and withholding tax liability	760	961	1,843	1,714
Accrued liabilities and other payables	(754)	(974)	(973)	(4,667)
Net cash provided by (used in) operating activities	17,706	20,647	39,581	39,972
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	(140)	0	(140)	0
Receipts from repayment of principal on direct financing lease	0	943	0	1,863
Net cash provided by (used in) investing activities	(140)	943	(140)	1,863
FINANCING ACTIVITIES
Proceeds from long-term debt	0	0	320,000	0
Proceeds from loans and promissory notes due to owners and affiliates	3,500	0	3,500	5,400
Repayment of long-term debt	(11,165)	(11,364)	(320,086)	(22,729)
Payment of debt issuance costs	0	0	(5,797)	0
Repayment of amounts due to owners and affiliates	0	(11,500)	0	(11,500)
Repayment of customer loan for funding of value added liability on import	0	(1,194)	0	(2,459)
Net proceeds from issuance of common units	1,029	104	1,029	2,882
Net proceeds from issuance of 8.75% Series A Preferred Units	1,316	11,681	1,316	19,616
Cash distributions to limited partners and preferred unitholders	(18,407)	(17,737)	(36,766)	(35,930)
Repayment of indemnifications received from Hoegh LNG	(64)	0	(64)	0
Net cash provided by (used in) financing activities	(23,791)	(30,010)	(36,868)	(44,720)
Increase (decrease) in cash, cash equivalents and restricted cash	(6,225)	(8,420)	2,573	(2,885)
Effect of exchange rate changes on cash and cash equivalents	(13)	(54)	8	(54)
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	54,273	48,816	45,454	43,281
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 48,035	$ 40,342	$ 48,035	$ 40,342